Acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combinations [Line Items]
Summary of Goodwill arising from Acquisition

Goodwill arising from the Acquisition has been recognized as follows:

	Notes
Total Purchase Consideration	9C	17,945
Fair Value of Pre-Existing 50 Percent Ownership Interest in FCCL		12,347
Fair Value of Identifiable Net Assets	9B	(28,262)
Goodwill		2,030

FCCL Partnership and Deep Basin [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of the Acquisition.

	Notes

100 Percent of the Identifiable Assets Acquired and Liabilities Assumed for FCCL
Cash		880
Accounts Receivable and Accrued Revenues		964
Inventories		345
E&E Assets	17	491
PP&E	18	22,717
Other Assets		27
Accounts Payable and Accrued Liabilities		(445)
Decommissioning Liabilities	25	(277)
Other Liabilities		(8)
Deferred Income Taxes		(2,506)
		22,188

Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed for Deep Basin
Accounts Receivable and Accrued Revenues		16
Inventories		14
E&E Assets	17	3,117
PP&E	18	3,600
Accounts Payable and Accrued Liabilities		(6)
Decommissioning Liabilities	25	(667)
		6,074
Total Identifiable Net Assets		28,262

ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Fair Value of the Consideration	The following table summarizes the fair value of the considerations:
Common Shares	2,579
Cash	15,005
17,584
Estimated Contingent Payment (Note 23)	361
Total Consideration	17,945